Leasing (Tables)	12 Months Ended
Dec. 31, 2019
Leasing
Schedule of right of use asset

Skr mn	2019
Opening balance	94
Depreciation	-32
Deduction(1)	-12
Closing balance	50
(1)

There have been cancelled and new leases during the year. The estimation of lease liability and right-of-use assets also has changed. Future cash flows relating to real estate tax and non-deductible value added tax are no longer included. This change means that lease liability and right-of-use assets have decreased by Skr 13 million.

Schedule of leasing amounts accounted for in profit or loss

Skr mn	2019
Depreciation charge on right-of-use assets	-32
Interest expenses on lease liability	0
Expenses relating to short-term leases(1)	0
Expenses relating to low-value leases(1)	-1
Variable lease fees(1)	-1
Total amount accounted for in profit or loss	-34
(1)	Accounted for under Other administrative expenses.

Schedule of lease liability

Skr mn	2019
Opening balance	95
Interest expenses accrued	0
Payments of lease liability	-39
Deduction(1)	-12
Closing balance	44

(1)

There have been cancelled and new leases during the year. The estimation of lease liability and right-of-use assets also has changed. Future cash flows relating to real estate tax and non-deductible value added tax are no longer included. This change means that lease liability and right-of-use assets have decreased by Skr 13 million.

Schedule of contractual flows of lease liability

Skr mn	2019
Within 1 year	26
Between 1 and 5 years	18
Discounting effect	0
Closing balance	44

Schedule of cost of operating leases

Skr mn	2018
Leases	-32

Schedule of future minimum rentals payable under non-cancellable operating leases

Dec 31,
Skr mn	2018
Within 1 year	-32
Between 1 and 5 years	-60
More than 5 years	—
Total future minimum rentals payable under non-cancellable operating leases	-92

Schedule of reconciliation between gross investment and present value of minimum lease payments

	December 31, 2019		December 31, 2018
		Present value of		Present value of
	Gross	minimum lease	Gross	minimum lease
Skr mn	investment	payments	investment	payments
Within 1 year	63	61	117	113
Between 1 and 5 years	87	78	182	156
More than 5 years	—	—	8	5
Total	150	139	307	274
Unearned finance income	—	14	—	33
Unguaranteed residual value	—	—	—	—